SoFi Social 50 ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Aerospace & Defense - 1.1%
The Boeing Co. (1)(2)	1,352	$177,653

Airlines - 2.6%
American Airlines Group, Inc. (2)	7,777	138,975
Delta Air Lines, Inc. (2)	4,888	203,781
Southwest Airlines Co. (2)	2,118	97,132
		439,888
Apparel - 0.4%
Nike, Inc. - Class B (1)	532	63,228

Auto Manufacturers - 22.1%
Ford Motor Co.	27,240	372,643
Lucid Group, Inc. (1)(2)	26,064	525,972
NIO, Inc. - Class A (2)	21,442	372,876
Rivian Automotive, Inc. - Class A (2)	34,431	1,081,134
Tesla, Inc. (2)	1,782	1,351,219
		3,703,844
Beverages - 0.9%
The Coca-Cola Co.	2,301	145,837

Biotechnology - 1.1%
Moderna, Inc. (2)	1,283	186,458

Commercial Services - 3.2%
Block, Inc. - Class A (2)	3,138	274,606
PayPal Holdings, Inc. (2)	2,978	253,756
		528,362
Computers - 8.8%
Apple, Inc.	9,921	1,476,642

Diversified Financial Services - 0.9%
Coinbase Global, Inc. - Class A (1)(2)	1,999	156,122

Entertainment - 4.8%
AMC Entertainment Holdings, Inc. (1)(2)	55,913	801,792

Food - 0.2%
Beyond Meat, Inc. (1)(2)	1,157	30,603

Insurance - 2.8%
Berkshire Hathaway, Inc. - Class B (2)	1,473	465,439

Internet - 17.5%
Airbnb, Inc. - Class A (2)	1,809	218,654
Alibaba Group Holding Ltd. (2)	2,738	262,985
Alphabet, Inc. - Class A (2)	345	784,958
Amazon.com, Inc. (2)	344	827,041
Meta Platforms, Inc. - Class A (2)	2,332	451,568
Netflix, Inc. (2)	939	185,396
Shopify, Inc. - Class A (2)	514	192,812
		2,923,414
Leisure Time - 1.2%
Carnival Corp. (1)(2)	9,808	136,135
Virgin Galactic Holdings, Inc. - Class A (1)(2)	9,263	64,934
		201,069
Media - 3.1%
The Walt Disney Co. (2)	4,635	511,889

Miscellaneous Manufacturers - 0.3%
General Electric Co.	614	48,070

Oil & Gas - 1.5%
Exxon Mobil Corp.	2,534	243,264

Pharmaceuticals - 3.1%
Aurora Cannabis, Inc. (1)(2)	18,062	29,983
Johnson & Johnson	660	118,490
Pfizer, Inc.	3,936	208,765
Sundial Growers, Inc. (2)	226,246	88,756
Tilray Brands, Inc. (1)(2)	16,955	76,128
		522,122
Retail - 7.2%
Costco Wholesale Corp.	605	282,063
GameStop Corp. (1)(2)	4,795	598,128
Starbucks Corp.	1,798	141,143
Target Corp.	536	86,768
Walmart, Inc.	808	103,933
		1,212,035
Semiconductors - 7.6%
Advanced Micro Devices, Inc. (2)	4,435	451,749
NVIDIA Corp.	4,401	821,755
		1,273,504
Software - 7.4%
BlackBerry Ltd. (2)	11,634	70,386
Microsoft Corp.	2,939	799,026
Palantir Technologies, Inc. - Class A (2)	34,633	300,614
Zoom Video Communications, Inc. - Class A (2)	581	62,428
		1,232,454
Telecommunications - 2.0%
AT&T, Inc.	12,422	264,464
Nokia Oyj	14,280	71,543
		336,007
Total Common Stocks
(Cost $23,727,343)		16,679,696

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.658% (3)	24,747	24,747
Total Short-Term Investments
(Cost $24,747)		24,747

Investments Purchased With Collateral From Securities Lending - 15.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (4)	2,619,173	2,619,173
Total Investments Purchased With Collateral From Securities Lending
(Cost $2,619,173)		2,619,173

Total Investments in Securities - 115.6%
(Cost $26,371,263)		19,323,616
Liabilities in Excess of Other Assets - (15.6)%		(2,607,569)
Total Net Assets - 100.0%		$16,716,047

(1)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $2,507,755 or 15.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2) Non-income producing security.
(3)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(4)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The SoFi Social 50 ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$16,679,696	$–	$–	$16,679,696
Short-Term Investments	–	24,747	–	–	24,747
Investments Purchased With Collateral From Securities Lending (2)	2,619,173	–	–	–	2,619,173
Total Investments in Securities	$2,619,173	$16,704,443	$–	$–	$19,323,616

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.